Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Securities available for sale; cost	$ 1,051,311	$ 1,065,447
Loans receivable, allowance for loan losses	$ 6,805	$ 6,709
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	19,214,226	19,211,028
Common stock, shares outstanding	17,729,105	17,599,928
Treasury stock, shares	1,485,121	1,611,100